Brandon J. Cage
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-6952 Facsimile
Brandon.Cage@PacificLife.com
October 16, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136597) funded by Separate Account A (File Number 811- 08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 16, with exhibits, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Voyages Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Voyages” or “Contract”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” This Post-Effective Amendment contains disclosure for a new version of an existing optional benefit rider (“New Disclosure”) called the CoreProtect Advantage Rider (based on the “Flexible Lifetime Income Plus (Single) Rider and the CoreIncome Advantage Rider”).
The staff previously reviewed the existing disclosure contained in this Post-Effective Amendment No. 16, in connection with its review of Post-Effective Amendment Nos. 10 and 12 of Pacific Voyages for Pacific Life (File No. 333-136597) filed on September 11, 2008 and February 9, 2009, respectively (hereinafter collectively referred to as “Prior Filings”). The New Disclosure is substantially similar to the disclosure contained in the Prior Filings. By copy of this letter, we are sending a hard copy of the New Disclosure marked to show where disclosure differs materially from that in the Prior Filings.
The New Disclosure differs materially from the Prior Filings as follows:
1.	The age requirements of all Owners and Annuitants, at time of purchase, are between age 55 and 85.

2.	Provides an Annual Credit of 5% that is added to the Annual Credit Value until the first withdrawal or 10 Contract Anniversaries, whichever occurs first; Annual Credit cannot be reinstated.

3.	There are no Resets available prior to the first withdrawal or the first 10 Contract Anniversaries from the Rider Effective Date, whichever occurs first. Once Resets are available, they work the same way as the Prior Filings.

4.	5% lifetime withdrawals are available at age 65.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage